UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06105
                                                     ---------

                OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: NOVEMBER 30
                                               -----------

                   Date of reporting period: FEBRUARY 28, 2007
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--98.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--22.8%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.1%
Continental AG                                        82,495   $     10,283,764
--------------------------------------------------------------------------------
AUTOMOBILES--5.6%
Bayerische Motoren Werke AG                          408,547         23,626,372
--------------------------------------------------------------------------------
Hyundai Motor Co.                                    103,481          7,617,119
--------------------------------------------------------------------------------
PSA Peugeot Citroen                                  133,290          8,994,068
--------------------------------------------------------------------------------
Toyota Motor Corp.                                   216,720         14,722,747
                                                               -----------------
                                                                     54,960,306
--------------------------------------------------------------------------------
DISTRIBUTORS--1.8%
Fujitsu Devices, Inc.                                531,000          7,511,401
--------------------------------------------------------------------------------
Medion AG                                            891,533         10,217,129
                                                               -----------------
                                                                     17,728,530
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Compass Group plc                                  1,685,010         10,028,048
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.2%
Barratt Developments plc                             127,680          2,954,197
--------------------------------------------------------------------------------
Haseko Corp.                                       5,961,000         22,835,419
--------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                   120,000          2,407,463
--------------------------------------------------------------------------------
Waterford Wedgwood plc 1                          38,694,313          3,328,389
                                                               -----------------
                                                                     31,525,468
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.4%
Agfa Gevaert NV                                      252,700          5,631,459
--------------------------------------------------------------------------------
Sega Sammy Holdings, Inc.                            340,266          8,571,174
                                                               -----------------
                                                                     14,202,633
--------------------------------------------------------------------------------
MEDIA--3.5%
British Sky Broadcasting Group plc                 1,272,627         13,922,834
--------------------------------------------------------------------------------
Vivendi SA                                           515,120         20,348,215
                                                               -----------------
                                                                     34,271,049
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.1%
Aoyama Trading Co. 2                                 284,438          9,008,044
--------------------------------------------------------------------------------
DSG International plc                              2,046,660          6,874,057
--------------------------------------------------------------------------------
Kingfisher plc                                     3,011,090         14,874,180
                                                               -----------------
                                                                     30,756,281
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.1%
Aksa Akrilik Kimya Sanayii AS 1,4                  8,640,307         20,790,548
--------------------------------------------------------------------------------
CONSUMER STAPLES--9.5%
--------------------------------------------------------------------------------
BEVERAGES--0.7%
Heineken NV                                          149,900          7,389,269
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.1%
Tesco plc                                          2,458,291         20,858,753
--------------------------------------------------------------------------------
FOOD PRODUCTS--3.8%
Nestle SA                                             61,267         22,821,807
--------------------------------------------------------------------------------
Unilever NV                                          548,785         14,179,964
                                                               -----------------
                                                                     37,001,771
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.8%
Coreana Cosmetics Co. Ltd. 1,4                     4,437,185          8,151,566


              1 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS CONTINUED
Reckitt Benckiser plc                                186,359   $      9,385,117
                                                               -----------------
                                                                     17,536,683
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Amorepacific Corp.                                     7,483          4,402,232
--------------------------------------------------------------------------------
Pacific Corp.                                         40,350          6,170,195
                                                               -----------------
                                                                     10,572,427
--------------------------------------------------------------------------------
ENERGY--6.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.3%
Petroleum Geo-Services ASA 1                         442,800         10,288,859
--------------------------------------------------------------------------------
Seabird Exploration Ltd. 1                         2,071,550         12,329,147
                                                               -----------------
                                                                     22,618,006
--------------------------------------------------------------------------------
OIL & GAS--4.1%
Eni SpA                                              682,400         20,905,645
--------------------------------------------------------------------------------
Thai Oil Public Co. Ltd. 3                         1,745,800          2,859,921
--------------------------------------------------------------------------------
Total SA                                             257,590         17,312,259
                                                               -----------------
                                                                     41,077,825
--------------------------------------------------------------------------------
FINANCIALS--21.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.1%
Nomura Securities Co. Ltd.                           492,600         10,645,190
--------------------------------------------------------------------------------
COMMERCIAL BANKS--9.6%
Anglo Irish Bank Corp.                               647,200         13,744,653
--------------------------------------------------------------------------------
Bank of Ireland                                      823,702         18,803,244
--------------------------------------------------------------------------------
Credit Agricole SA                                   436,943         17,367,301
--------------------------------------------------------------------------------
Danske Bank AS                                       125,100          5,787,244
--------------------------------------------------------------------------------
National Bank of Greece SA                           294,800         15,253,791
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)               598,877         23,631,369
                                                               -----------------
                                                                     94,587,602
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.5%
Ichiyoshi Securities Co. Ltd.                        196,600          3,282,653
--------------------------------------------------------------------------------
Investor AB, B Shares                                485,546         11,202,870
                                                               -----------------
                                                                     14,485,523
--------------------------------------------------------------------------------
INSURANCE--6.2%
Aegon NV                                             885,989         17,445,190
--------------------------------------------------------------------------------
Aksigorta AS                                         478,700          1,964,940
--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                    565,128         19,885,601
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                251,181         21,433,233
                                                               -----------------
                                                                     60,728,964
--------------------------------------------------------------------------------
REAL ESTATE--2.4%
Emperor Entertainment Hotel Ltd.                  26,598,000          5,463,930
--------------------------------------------------------------------------------
First Juken Co. Ltd. 4                             1,643,900         16,479,261
--------------------------------------------------------------------------------
Ishaan Real Estate plc 1                           1,206,180          2,250,645
                                                               -----------------
                                                                     24,193,836
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
Shanghai Forte Land Co. Ltd.                       5,656,000          2,375,812
--------------------------------------------------------------------------------
HEALTH CARE--6.2%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
Mediceo Paltac Holdings Co. Ltd.                     539,040         10,060,623


              2 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.3%
iSOFT Group plc 1                                  3,156,320   $      2,758,750
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.9%
China Pharmaceutical Group Ltd. 1                 16,654,000          2,940,781
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                  552,223         15,510,359
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                    171,840         14,612,972
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                       216,400         14,876,244
                                                               -----------------
                                                                     47,940,356
--------------------------------------------------------------------------------
INDUSTRIALS--14.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Safran SA                                            439,327         10,081,161
--------------------------------------------------------------------------------
AIRLINES--1.6%
Deutsche Lufthansa AG                                335,349          9,088,674
--------------------------------------------------------------------------------
Turk Hava Yollari Anonim Ortakligi 1               1,298,700          6,893,312
                                                               -----------------
                                                                     15,981,986
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.0%
Bacou-Dalloz SA                                       57,750          7,565,903
--------------------------------------------------------------------------------
Quebecor World, Inc.                                 919,587         12,186,729
                                                               -----------------
                                                                     19,752,632
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--5.1%
Continental Engineering Corp.                      3,910,020          3,242,513
--------------------------------------------------------------------------------
Joongang Construction Co. Ltd. 1,4                   560,985          8,014,586
--------------------------------------------------------------------------------
Okumura Corp.                                      1,597,000          8,820,522
--------------------------------------------------------------------------------
Technical Olympic SA                               3,342,100         10,083,884
--------------------------------------------------------------------------------
Vinci SA                                             144,850         19,972,159
                                                               -----------------
                                                                     50,133,664
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
RHJ International Ltd. 1                             329,017          6,422,201
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.4%
Alarko Holding AS                                  1,431,000          3,463,567
--------------------------------------------------------------------------------
MACHINERY--0.5%
GEA Group AG                                         194,831          4,492,627
--------------------------------------------------------------------------------
MARINE--2.8%
Attica Holdings SA                                 1,144,098          6,631,487
--------------------------------------------------------------------------------
Orient Overseas International Ltd.                 2,626,000         21,443,594
                                                               -----------------
                                                                     28,075,081
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.9%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.0%
Nokia Oyj                                            925,700         20,200,610
--------------------------------------------------------------------------------
SunCorp Technologies Ltd. 1                       26,478,000          1,643,649
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares          2,190,400          7,840,970
                                                               -----------------
                                                                     29,685,229
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.0%
Japan Digital Laboratory Co. Ltd.                  1,226,400         19,502,670
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
Epcos AG                                             250,133          4,031,734
--------------------------------------------------------------------------------
Nichicon Corp.                                       607,900          8,259,014


              3 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Tohoku Pioneer Corp.                                 463,700   $      6,834,515
                                                               -----------------
                                                                     19,125,263
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.0%
Canon, Inc.                                          184,730          9,990,055
--------------------------------------------------------------------------------
MATERIALS--3.4%
--------------------------------------------------------------------------------
CHEMICALS--1.4%
Arkema 1                                             124,304          6,090,599
--------------------------------------------------------------------------------
Polynt SpA 1                                       2,695,344          8,247,337
                                                               -----------------
                                                                     14,337,936
--------------------------------------------------------------------------------
METALS & MINING--1.5%
Arcelor Mittal                                       172,505          8,690,773
--------------------------------------------------------------------------------
Hindalco Industries Ltd.                           1,791,000          5,647,399
                                                               -----------------
                                                                     14,338,172
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
PaperlinX Ltd.                                     1,678,400          5,377,757
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.1%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.8%
Cable & Wireless plc                               3,703,317         11,983,609
--------------------------------------------------------------------------------
France Telecom SA                                    414,550         11,206,228
--------------------------------------------------------------------------------
Telecom Italia SpA                                 1,853,300          4,711,364
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, Cl. L                6,352,600          9,223,737
                                                               -----------------
                                                                     37,124,938
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.3%
KDDI Corp.                                             1,754         13,731,594
--------------------------------------------------------------------------------
Vodafone Group plc                                 3,349,102          9,279,715
                                                               -----------------
                                                                     23,011,309
--------------------------------------------------------------------------------
UTILITIES--0.8%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
Okinawa Electric Power Co. (The)                     112,700          7,690,364
                                                               -----------------
Total Common Stocks (Cost $793,048,172)                             967,964,629
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--4.4%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.25% 4,5
(Cost $43,123,750)                                43,123,750         43,123,750
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $836,171,922)        102.5%     1,011,088,379
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (2.5)       (24,590,697)

                                                  ------------------------------
NET ASSETS                                             100.0%  $    986,497,682
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of February 28, 2007 was $2,859,921, which represents 0.29% of the Fund's net assets. See accompanying Notes.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:


              4 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS   FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                     SHARES        GROSS        GROSS              SHARES
                                                          NOVEMBER 30, 2006    ADDITIONS   REDUCTIONS   FEBRUARY 28, 2007
--------------------------------------------------------------------------------------------------------------------------
Aksa Akrilik Kimya Sanayii AS                                     7,315,909    1,324,398           --           8,640,307
Coreana Cosmetics Co. Ltd.                                        3,802,657      634,528           --           4,437,185
First Juken Co. Ltd.                                              1,306,050      337,850           --           1,643,900
Joongang Construction Co. Ltd.                                      465,485       95,500           --             560,985
Oppenheimer Institutional Money Market Fund, Cl.E, 5.25%         31,212,445   75,203,330   63,292,025          43,123,750

                                                                                                                 DIVIDEND
                                                                                                VALUE              INCOME
--------------------------------------------------------------------------------------------------------------------------
Aksa Akrilik Kimya Sanayii AS                                                           $  20,790,548       $          --
Coreana Cosmetics Co. Ltd.                                                                  8,151,566                  --
First Juken Co. Ltd.                                                                       16,479,261                  --
Joongang Construction Co. Ltd.                                                              8,014,586                  --
Oppenheimer Institutional Money Market Fund, Cl.E, 5.25%                                   43,123,750             417,632
                                                                                        ----------------------------------

                                                                                        $  96,559,711       $     417,632
                                                                                        ==================================

5. Rate shown is the 7-day yield as of February 28, 2007.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                            VALUE    PERCENT
-------------------------------------------------------------------------------
Japan                                              $     195,228,953       19.3%
United Kingdom                                           144,311,633       14.3
France                                                   133,550,865       13.2
Germany                                                   61,740,300        6.1
Italy                                                     53,749,947        5.3
The Netherlands                                           47,705,196        4.7
Switzerland                                               44,255,040        4.4
United States                                             43,123,750        4.3
Ireland                                                   35,876,286        3.5
Korea, Republic of South                                  34,355,698        3.4
Turkey                                                    33,112,367        3.3
Greece                                                    31,969,162        3.2
Hong Kong                                                 26,028,024        2.6
Norway                                                    22,618,006        2.2
Finland                                                   20,200,610        2.0
Sweden                                                    19,043,840        1.9
Canada                                                    12,186,729        1.2
Belgium                                                   12,053,660        1.2
Mexico                                                     9,223,737        0.9
Denmark                                                    5,787,244        0.6
India                                                      5,647,399        0.6
Bermuda                                                    5,463,930        0.5
Australia                                                  5,377,757        0.5
Taiwan                                                     3,242,513        0.3
Thailand                                                   2,859,921        0.3
China                                                      2,375,812        0.2
                                                   ----------------------------
Total                                              $   1,011,088,379      100.0%

                                                   ============================


              5 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS   FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for


              6 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of February 28, 2007, the Fund had outstanding foreign currency contracts as follows:

                         EXPIRATION   CONTRACT AMOUNT         VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION          DATES            (000S)       FEBRUARY 28, 2007   APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro (EUR)                   3/2/07             6,285 EUR   $       8,316,572   $         --    $     8,908

                            3/1/07-
Japanese Yen (JPY)           3/2/07             6,762 JPY              57,103            326             --
                                                                                ---------------------------

                                                                                         326          8,908
                                                                                ---------------------------
CONTRACTS TO SELL

                            3/1/07-
Euro (EUR)                  3/28/07            57,705 EUR          76,457,250          1,553        149,934

Japanese Yen (JPY)          3/28/07         3,300,000 JPY          27,972,130        234,565             --
                                                                                ---------------------------

                                                                                     236,118        149,934
                                                                                ---------------------------
Total unrealized appreciation and depreciation                                   $    236,444   $   158,842
                                                                                ===========================

ILLIQUID SECURITIES

As of February 28, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 28, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


              7 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS  FEBRUARY 28, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities                   $  837,348,538
Federal tax cost of other investments                   710,413
                                                 ---------------
Total federal tax cost                           $  838,058,951
                                                 ===============

Gross unrealized appreciation                    $  199,892,068
Gross unrealized depreciation                       (26,167,585)
                                                 ---------------
Net unrealized appreciation                      $  173,724,483
                                                 ===============


              8 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.



ITEM 2. CONTROLS AND PROCEDURES.

        (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

        (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest International Value Fund, Inc.

By:   /s/John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: April 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: April 10, 2007

By:   /s/Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: April 10, 2007